Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 1,016.3	$ 917.1
Short-term investments, at quoted market value (cost of $4.8 and $9.6)	4.3	8.9
Accounts receivable, less allowances of $65.8 and $39.2	1,783.1	1,440.1
Inventories	1,330.1	1,153.0
Deferred tax assets	157.8	179.3
Other current assets	530.3	436.6
Total current assets	4,821.9	4,135.0
Property, Plant and Equipment, at Cost, Net	1,611.3	1,319.9
Acquisition-related Intangible Assets, net of Accumulated Amortization of $3,169.3 and $2,539.1	7,815.9	5,913.7
Other Assets	611.3	999.9
Goodwill	11,973.3	8,980.9
Total Assets	26,833.7	21,349.4
Current Liabilities:
Short-term obligations and current maturities of long-term obligations	1,272.8	105.8
Accounts payable	612.3	532.5
Accrued payroll and employee benefits	324.4	300.6
Deferred revenue	192.5	158.2
Other accrued expenses	711.1	612.7
Total current liabilities	3,113.1	1,709.8
Deferred Income Taxes	2,229.3	1,623.9
Other Long-term Liabilities	698.0	623.4
Long-term Obligations	5,755.2	2,031.3
Commitments and Contingencies
Shareholders' Equity:
Preferred stock, $100 par value, 50,000 shares authorized; none issued
Common stock, $1 par value, 1,200,000,000 shares authorized; 406,416,940 and 401,779,152 shares issued	406.4	401.8
Capital in excess of par value	10,152.0	10,019.7
Retained earnings	6,716.3	5,386.4
Treasury stock at cost, 35,033,919 and 10,409,268 shares	(1,837.1)	(490.5)
Accumulated other comprehensive items	(399.5)	43.6
Total shareholders' equity	15,038.1	15,361.0
Total Liabilities & Shareholders' Equity	$ 26,833.7	$ 21,349.4